Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Summary of Significant Accounting Policies
Schedule of Property Plant and Equipment Estimated Useful Life

Useful Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

Life
Furniture, fixtures and equipment	2 - 7 years
Leasehold improvements	10 - 25 years
Computer software and hardware	3 - 7 years

Schedule of Intangible Assets Useful Lives

Useful Life
Trade names	Indefinite
Vendor relationships	10 years

Useful Life
Trade names	Indefinite
Vendor relationships	10 years